INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 11,877	$ 13,890
Restricted cash	0	365
Short-term bank deposits	47,439	25,053
Restricted short-term bank deposit	333	0
Investment in marketable securities	32,688	11,742
Trade receivables	5,000	61,000
Other accounts receivable and prepaid expenses	4,796	2,529
Total current assets	102,133	114,579
NON-CURRENT ASSETS:
Long-term prepaid expenses	922	1,233
Severance pay fund	3,023	2,977
Operating lease right to use asset	3,061	1,329
Property and equipment, net	1,028	1,216
Total non-current assets	8,034	6,755
Total assets	110,167	121,334
CURRENT LIABILITIES:
Trade payables	2,378	3,502
Short-term deferred revenues	11,252	11,149
Current maturity of operating lease liability	449	632
Accrued expenses	8,218	7,858
Other accounts payable and accrued expenses	2,472	3,125
Total current liabilities	24,769	26,266
NON- CURRENT LIABILITIES:
Long-term deferred revenues	21,028	25,392
Long term operating lease liability	2,580	719
Accrued severance pay	3,450	3,398
Total non-current liabilities	27,058	29,509
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized on June 30, 2024, and December 31, 2023; 89,531,937 and 89,237,465 shares issued and outstanding on June 30, 2024, and December 31, 2023, respectively	248	247
Additional paid-in capital	542,032	539,837
Accumulated other comprehensive income (loss)	(23)	2
Accumulated deficit	(483,917)	(474,527)
Total shareholders' equity	58,340	65,559
Total liabilities and shareholders' equity	$ 110,167	$ 121,334